Acquisition of Liberty Dialysis Holdings - Pro Forma (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ProForma
Pro forma net revenue	$ 13,900,540	$ 13,215,111
Pro forma net income attributable to the shareholders of FMC-AG & co. KGaA	$ 1,054,872	$ 1,077,218